Operating Segments - Disclosure of Detailed Information About Segment Performance (Details) - NZD ($) $ in Thousands		12 Months Ended
		Jan. 31, 2020	Jan. 31, 2020		Jan. 31, 2019	Jan. 31, 2018
Statement Line Items [Line Items]
Revenue			$ 90,065		$ 111,920	$ 131,388
Cost of sales			(56,247)		(74,480)	(87,459)
Gross margin			33,818		37,440	43,929
Administrative expenses			(11,837)		(3,432)	(4,131)
Corporate expenses			(12,772)		(14,145)	(12,851)
Other foreign exchange gain/loss			(615)		(1,963)	(757)
EBITDA			(16,167)		(25,602)	(24,053)
Brand transition, restructure and transaction expenses			(14,593)		(10,075)	(3,272)
Finance expense			(5,213)		(4,041)	(8,791)
Fair value (gain)/loss on Convertible Note derivative					(775)	2,393
(Income/(loss) before income tax expense			(53,523)		(50,494)	(37,533)
Income tax benefit			(782)		1,274	(60)
Loss for the period		$ (54,305)	(54,305)		(49,220)	(37,593)
Operating Segments [Member]
Statement Line Items [Line Items]
Revenue from external customers			90,065		111,920	131,286
Service income						102
Revenue			90,065		111,920	131,388
Cost of sales			(56,247)		(74,480)	(87,459)
Gross margin			33,818		37,440	43,929
Other segment expenses	[2]		(35,555)	[1]	(45,454)	(47,354)
Administrative expenses			(1,234)		(1,050)	(1,101)
Corporate expenses			(12,772)		(17,947)	(19,150)
Other foreign exchange gain/loss			(424)		1,409	(377)
EBITDA			(16,167)		(25,602)	(24,053)
Brand transition, restructure and transaction expenses			(13,687)	[3]	(10,075)	(3,272)
Finance expense			(5,213)		(4,041)	(8,791)
Interest income			12
Impairment expense			(8,904)		(8,173)	(1,914)
Depreciation and amortisation			(10,603)		(2,382)	(3,030)
Fair value gain/(loss) on foreign exchange contracts			729		(1,704)	(502)
Unrealised foreign exchange gain/(loss)			310		2,258	1,636
Fair value (gain)/loss on Convertible Note derivative					(775)	2,393
(Income/(loss) before income tax expense			(53,523)		(50,494)	(37,533)
Income tax benefit			(782)		1,274	(60)
Loss for the period			(54,305)		(49,220)	(37,593)
Operating Segments [Member] | New Zealand Retail [Member]
Statement Line Items [Line Items]
Revenue from external customers			28,302		31,801	34,269
Service income
Revenue			28,302		31,801	34,269
Cost of sales			(12,997)		(15,424)	(16,488)
Gross margin			15,305		16,377	17,781
Other segment expenses	[2]		(10,491)	[1]	(13,537)	(13,451)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA			4,814		2,840	4,330
Brand transition, restructure and transaction expenses				[3]
Finance expense
Interest income
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value (gain)/loss on Convertible Note derivative
(Income/(loss) before income tax expense			4,814		2,840	4,330
Income tax benefit
Loss for the period			4,814		2,840	4,330
Operating Segments [Member] | Australia Retail [Member]
Statement Line Items [Line Items]
Revenue from external customers			14,274		18,547	18,236
Service income
Revenue			14,274		18,547	18,236
Cost of sales			(6,585)		(9,192)	(9,457)
Gross margin			7,689		9,355	8,779
Other segment expenses	[2]		(8,293)	[1]	(11,003)	(11,329)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA			(604)		(1,648)	(2,550)
Brand transition, restructure and transaction expenses				[3]
Finance expense
Interest income
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value (gain)/loss on Convertible Note derivative
(Income/(loss) before income tax expense			(604)		(1,648)	(2,550)
Income tax benefit
Loss for the period			(604)		(1,648)	(2,550)
Operating Segments [Member] | New Zealand Wholesale [Member]
Statement Line Items [Line Items]
Revenue from external customers			3,482		7,154	10,453
Service income
Revenue			3,482		7,154	10,453
Cost of sales			(3,455)		(6,372)	(8,213)
Gross margin			27		782	2,240
Other segment expenses	[2]		(473)	[1]	(912)	(1,068)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA			(446)		(130)	1,172
Brand transition, restructure and transaction expenses				[3]
Finance expense
Interest income
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value (gain)/loss on Convertible Note derivative
(Income/(loss) before income tax expense			(446)		(130)	1,172
Income tax benefit
Loss for the period			(446)		(130)	1,172
Operating Segments [Member] | Australia Wholesale [Member]
Statement Line Items [Line Items]
Revenue from external customers			7,066		11,491	15,512
Service income
Revenue			7,066		11,491	15,512
Cost of sales			(4,837)		(8,498)	(12,545)
Gross margin			2,229		2,993	2,967
Other segment expenses	[2]		(2,149)	[1]	(4,495)	(3,781)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA			80		(1,502)	(814)
Brand transition, restructure and transaction expenses				[3]
Finance expense
Interest income
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value (gain)/loss on Convertible Note derivative
(Income/(loss) before income tax expense			80		(1,502)	(814)
Income tax benefit
Loss for the period			80		(1,502)	(814)
Operating Segments [Member] | US Wholesale [Member]
Statement Line Items [Line Items]
Revenue from external customers			3,955		5,798	6,390
Service income
Revenue			3,955		5,798	6,390
Cost of sales			(2,265)		(5,222)	(6,438)
Gross margin			1,689		576	(48)
Other segment expenses	[2]		(523)	[1]	(2,724)	(3,301)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA			1,166		(2,148)	(3,349)
Brand transition, restructure and transaction expenses				[3]
Finance expense
Interest income
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value (gain)/loss on Convertible Note derivative
(Income/(loss) before income tax expense			1,166		(2,148)	(3,349)
Income tax benefit
Loss for the period			1,166		(2,148)	(3,349)
Operating Segments [Member] | Europe Wholesale [Member]
Statement Line Items [Line Items]
Revenue from external customers			1,051		4,996	14,192
Service income
Revenue			1,051		4,996	14,192
Cost of sales			(785)		(4,490)	(10,221)
Gross margin			266		506	3,971
Other segment expenses	[2]		33	[1]	(1,536)	(2,904)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA			299		(1,030)	1,067
Brand transition, restructure and transaction expenses				[3]
Finance expense
Interest income
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value (gain)/loss on Convertible Note derivative
(Income/(loss) before income tax expense			299		(1,030)	1,067
Income tax benefit
Loss for the period			299		(1,030)	1,067
Operating Segments [Member] | E-Commerce [Member]
Statement Line Items [Line Items]
Revenue from external customers			31,935		32,133	32,234
Service income
Revenue			31,935		32,133	32,234
Cost of sales			(20,916)		(21,248)	(20,974)
Gross margin			11,020		10,885	11,260
Other segment expenses	[2]		(13,659)	[1]	(11,247)	(11,520)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA			(2,639)		(362)	(260)
Brand transition, restructure and transaction expenses				[3]
Finance expense
Interest income
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value (gain)/loss on Convertible Note derivative
(Income/(loss) before income tax expense			(2,639)		(362)	(260)
Income tax benefit
Loss for the period			(2,639)		(362)	(260)
Operating Segments [Member] | Unallocated [Member]
Statement Line Items [Line Items]
Revenue from external customers
Service income						102
Revenue						102
Cost of sales			(4,407)		(4,034)	(3,123)
Gross margin			(4,407)		(4,034)	(3,021)
Other segment expenses	[2]			[1]
Administrative expenses			(1,234)		(1,050)	(1,101)
Corporate expenses			(12,772)		(17,947)	(19,150)
Other foreign exchange gain/loss			(424)		1,409	(377)
EBITDA			(18,837)		(21,622)	(23,649)
Brand transition, restructure and transaction expenses			(13,687)	[3]	(10,075)	(3,272)
Finance expense			(5,213)		(4,041)	(8,791)
Interest income			12
Impairment expense			(8,904)		(8,173)	(1,914)
Depreciation and amortisation			(10,603)		(2,382)	(3,030)
Fair value gain/(loss) on foreign exchange contracts			729		(1,704)	(502)
Unrealised foreign exchange gain/(loss)			310		2,258	1,636
Fair value (gain)/loss on Convertible Note derivative					(775)	2,393
(Income/(loss) before income tax expense			(56,193)		(46,514)	(37,129)
Income tax benefit			(782)		1,274	(60)
Loss for the period			$ (56,975)		$ (45,240)	$ (37,189)

[1]	Includes $639k opening adjustment loss at the date of adoption.
[2]	Other segment expenses relate to brand management expenses and some corporate expenses.
[3]	Brand transition, restructure and transaction expenses are shown net of proceeds from the sale of Naked brand and trademarks.